Amount Due From Shareholder - Schedule of Amount Due From Shareholder (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Amount Due From Shareholder Consisted [Line Items]
Amount due from shareholder	$ 152
Mega Origin [Member]
Schedule of Amount Due From Shareholder Consisted [Line Items]
Amount due from shareholder	$ 152